SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Feb. 12, 2026	Jan. 09, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 18, 2024	Jan. 24, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Gross interest on equity	R$ 325,000
Gross interest on equity, per share	R$ 0.10170213856
Net interest on equity	R$ 268,125
Net interest on equity, per share	R$ 0.08390426431
Number of shares cancelled			(34,740,770)	(43,889,328)
Capital			R$ 60,071,416	R$ 62,071,416	R$ 60,071,416	R$ 62,071,416	R$ 63,571,416
Withholding tax on Interest on equity	17.50%
CDPQ
SUBSEQUENT EVENTS
Acquisition of percentage of shares issued by Fibrasil		24.99%
Fibre Brasil
SUBSEQUENT EVENTS
Acquisition of percentage of shares issued by Fibrasil		25.01%